                     HARRIS ASSOCIATES FOCUSED VALUE FUND
                                IXIS VALUE FUND

 Supplement dated October 27, 2006, to the IXIS Advisor Equity Funds Class ABC
    Prospectus (the "Prospectus") dated May 1, 2006, as may be revised and supplemented from time to time

Effective October 31, 2006, Michael J. Mangan will succeed Floyd J. Bellman as a co-manager of the Harris Associates Focused Value Fund and the Harris Associates segment of the IXIS Value Fund. All references to Floyd J. Bellman are replaced with Michael J. Mangan. In addition, in the subsection "Harris Associates" within the section "Meet the Funds' Portfolio Managers" the paragraph regarding Mr. Bellman is removed and the paragraph regarding
Mr. Mangan is replaced with the following paragraph:

Michael J. Mangan

Michael J. Mangan has co-managed the Harris Associates Large Cap Value Fund since July 2002, the IXIS U.S. Diversified Portfolio since May 2005, the Harris Associates Focused Value Fund since October 2006 and the Harris Associates segment of the IXIS Value Fund since October 2006. He also co-manages the large cap value disciplines of IXIS Equity Diversified Portfolio and IXIS Moderate Diversified Portfolio. Mr. Mangan, a Partner of Harris Associates, joined the firm in 1997. He received a B.B.A. from the University of Iowa and an M.B.A. from Northwestern University. Mr. Mangan is a CPA, holds the designation of Chartered Financial Analyst and has over 17 years of investment experience.

Supplement dated October 27, 2006, to the Statement of Additional Information -
   Part II for IXIS Advisor Funds Trust I, IXIS Advisor Funds Trust II, IXIS Advisor Funds Trust III and IXIS Advisor Funds Trust IV, dated May 1, 2006, as may be revised and supplemented from time to time

Effective October 31, 2006, the following information updates information regarding Michael J. Mangan in the sub-section "Portfolio Managers' Management of Other Accounts" within the section "Portfolio Management Information." All references to Floyd J. Bellman are removed.

The following table provides information relating to other accounts managed by Michael J. Mangan as of September 30, 2006:

                                                                    Other Pooled Investment
                                 Registered Investment Companies           Vehicles                     Other Accounts
                                 -------------------------------  ------------------------------ -----------------------------
                                                  Advisory fee is     Other      Advisory fee is                Advisory fee is
                                 Other Accounts     based on         Accounts      based on      Other Accounts    based on
                                    Managed       performance        Managed     performance        Managed      performance
                                 ---------------- --------------  -------------- --------------- -------------- --------------
                                 # of    Total    # of    Total   # of   Total   # of    Total   # of   Total   # of    Total
Name of Portfolio Manager (Firm) Accts   Assets   Accts   Assets  Accts  Assets  Accts   Assets  Accts  Assets  Accts   Assets
-------------------------------- -----  --------  -----   ------  ----- -------- -----   ------  ----- -------- -----  --------
Michael J. Mangan (Harris          4    $  2.776    0       $0      3   $  151.1   0       $0     153  $    2.6   1    $  6.776
Associates)                              billion                         million                        billion         million

Effective October 31, 2006, the following information updates information regarding Michael J. Mangan in the sub-section "Portfolio Managers' Ownership of Fund Shares" within the section "Portfolio Management Information." All references to Floyd J. Bellman are removed.

The following table sets forth the dollar range* of equity securities of the Funds beneficially owned by Michael J. Mangan as of September 30, 2006:

Name of Portfolio Manager   Fund(s) Managed                          Dollar Range of Equity Securities Invested
-------------------------   --------------------------------------   ------------------------------------------
Michael J. Mangan           Harris Associates Focused Value Fund                        A**
                            Harris Associates Large Cap Value Fund                      A**
                            IXIS Equity Diversified Portfolio                           A**
                            IXIS Moderate Diversified Portfolio                         A**
                            IXIS U.S. Diversified Portfolio                             A**
                            IXIS Value Fund                                             A**

* A. None                    E. $100,001 - $500,000
  B. $1 - 10,000             F. $500,001 - $1,000,000
  C. $10,001 - $50,000       G. over $1,000,000
  D. $50,001 - $100,000

**- Michael J. Mangan - D, in other funds and pooled vehicles managed in a similar style to the Harris Associates Focused Value Fund, Harris Associates Large Cap Value Fund and the Harris-managed segments of the IXIS Equity Diversified Portfolio, IXIS Moderate Diversified Portfolio, IXIS U.S. Diversified Portfolio and IXIS Value Fund.